Quarterly Information - Schedule of Quarterly Information (Unaudited) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2014	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information [Line Items]
LIFO (credits) charges	$ (217.8)	$ (137.0)	$ (95.5)	$ (16.5)	$ (57.3)	$ (14.5)	$ 0.0	$ 14.5
Deferred state tax credit, Benefit			$ 9.3
Non-cash gain related to correction of tax balances		$ 10.2			9.2				$ 9.7	$ 13.2	$ 21.3
Charge related to tax legislation changes in New York								12.8
Gallatin Steel Company [Member]
Quarterly Financial Information [Line Items]
Inventory related purchase accounting charges					$ 8.9
Steel Mills [Member]
Quarterly Financial Information [Line Items]
Charge related to the disposal of assets								$ 9.0
Charge related to the partial write-down of assets						$ 12.5
Raw Materials [Member]
Quarterly Financial Information [Line Items]
Property plant and equipment written down	84.1
Duferdofin Nucor S.r.l. [Member]
Quarterly Financial Information [Line Items]
Impairment charge against investment	$ 153.0